Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments held in Trust Account:
Money Market investments	$ 258,894,006	$ 253,668,826	$ 250,036,950
Liabilities
Warrant liability – Public Warrants	2,875,000	1,000,000	7,375,000
Warrant liability – Private Placement Warrants	1,771,000	616,000	4,543,000
Derivative liability – forward purchase agreement	1,296,000	484,000	16,000
Level 1 [Member]
Investments held in Trust Account:
Money Market investments	258,894,006	253,668,826	250,036,950
Liabilities
Warrant liability – Public Warrants	2,875,000	1,000,000	7,375,000
Warrant liability – Private Placement Warrants
Derivative liability – forward purchase agreement
Level 2 [Member]
Investments held in Trust Account:
Money Market investments
Liabilities
Warrant liability – Public Warrants
Warrant liability – Private Placement Warrants	1,771,000	616,000
Derivative liability – forward purchase agreement
Level 3 [Member]
Investments held in Trust Account:
Money Market investments
Liabilities
Warrant liability – Public Warrants
Warrant liability – Private Placement Warrants			4,543,000
Derivative liability – forward purchase agreement	$ 1,296,000	$ 484,000	$ 16,000